OPERATING SEGMENTS - Schedule of Segment Reporting Information by Segment (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Oct. 29, 2017 USD ($)	Jul. 30, 2017 USD ($)	Apr. 30, 2017 USD ($)	Jan. 29, 2017 USD ($)	Oct. 30, 2016 USD ($)	Jul. 31, 2016 USD ($)	May 01, 2016 USD ($)	Jan. 31, 2016 USD ($)	Oct. 29, 2017 USD ($) operating_segment	Oct. 30, 2016 USD ($)	Nov. 01, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | operating_segment									4
Total net sales	$ 488,726	$ 469,385	$ 420,464	$ 391,703	$ 480,314	$ 462,353	$ 372,247	$ 370,014	$ 1,770,278	$ 1,684,928	$ 1,563,693
Income from operations									109,780	108,779	56,831
Unallocated other expense									(26,642)	(29,815)	(30,041)
Income before income taxes									83,138	78,964	26,790
Depreciation and amortization									41,318	41,924	51,392
Capital expenditures									22,074	21,024	20,683
Property, plant and equipment, net	226,995				242,212				226,995	242,212	257,892
Total assets	1,031,112				1,025,396				1,031,112	1,025,396	1,049,317
Operating Segments | Engineered Building Systems
Segment Reporting Information [Line Items]
Total sales									693,980	672,235	667,166
Total net sales									659,863	652,471	647,881
Income from operations									41,388	62,046	51,410
Depreciation and amortization									9,014	9,767	10,224
Capital expenditures									5,533	7,571	6,053
Property, plant and equipment, net	46,620				50,862				46,620	50,862	51,196
Total assets	195,426				194,190				195,426	194,190	191,379
Operating Segments | Metal Components
Segment Reporting Information [Line Items]
Total sales									636,661	586,690	534,192
Total net sales									544,669	495,020	450,555
Income from operations									78,768	70,742	42,999
Depreciation and amortization									5,324	4,944	4,826
Capital expenditures									5,708	3,245	7,413
Property, plant and equipment, net	49,016				49,654				49,016	49,654	51,764
Total assets	186,369				172,048				186,369	172,048	159,810
Operating Segments | Insulated Metal Panels
Segment Reporting Information [Line Items]
Total sales									441,404	396,327	348,164
Total net sales									372,304	347,771	300,195
Income from operations									47,932	24,620	3,319
Depreciation and amortization									17,907	17,862	27,396
Capital expenditures									5,731	4,744	1,464
Property, plant and equipment, net	70,853				76,899				70,853	76,899	85,169
Total assets	380,308				388,183				380,308	388,183	388,100
Operating Segments | Metal Coil Coating
Segment Reporting Information [Line Items]
Total sales									368,880	346,348	313,213
Total net sales									193,442	189,666	165,062
Income from operations									21,459	32,422	23,303
Depreciation and amortization									8,243	8,284	7,892
Capital expenditures									3,376	2,949	3,547
Property, plant and equipment, net	50,855				54,407				50,855	54,407	57,971
Total assets	175,046				181,497				175,046	181,497	179,199
Intersegment
Segment Reporting Information [Line Items]
Total sales									(370,647)	(316,672)	(299,042)
Corporate
Segment Reporting Information [Line Items]
Income from operations									(79,767)	(81,051)	(64,200)
Depreciation and amortization									830	1,067	1,054
Capital expenditures									1,726	2,515	2,206
Property, plant and equipment, net	9,651				10,390				9,651	10,390	11,792
Total assets	$ 93,963				$ 89,478				$ 93,963	$ 89,478	$ 130,829